UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2010

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 07, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total:		27
Form 13F Information Table Value Total:		215,644
						(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES MSCI BRAZIL INDEX FD	CU	46428640	376	5100	SH		Sole				5100
ISHARES MSCI SINGAPORE IDX FD	CU	46428667	182	15860	SH		Sole				15860
ISHARES INC MSCI HONG KONG IDX FD	CU	46428687	186	11435	SH		Sole				11435
ISHARES DJ SELECT DIVIDEND ETF	CU	46428716	219	4760	SH		Sole				4760
ISHARES S&P 500 INDEX ETF	CU	46428720	4929	42005	SH		Sole				42005
ISHARES MSCI EMERGING MARKETS	CU	46428723	736	17462	SH		Sole				17462
ISHARES MSCI EAFE ETF	CU	46428746	4676	83537	SH		Sole				83537
ISHARES COHEN & STEERS RLTY	CU	46428756	304	5309	SH		Sole				5309
ISHARES TR RUSSELL 1000 INDEX	CU	46428762	18769	290456	SH		Sole				290456
ISHARES RUSSELL 2000 ETF	CU	46428765	12202	179964	SH		Sole				179964
ISHARES TR FTSE EPRA/NAREIT GL	CU	46428848	301	10410	SH		Sole				10410
SCHWAB STRATEGIC TR INTL EQTY	CU	80852480	1032	39472	SH		Sole				39472
VANGUARD MSCI EAFE ETF	CU	92194385	39264	1134143	SH		Sole				1134143
VANGUARD MSCI EMERGING MARKETS	CU	92204285	10562	250584	SH		Sole				250584
VANGUARD REIT INDEX	CU	92290855	9888	202574	SH		Sole				202574
VANGUARD MID CAP 	CU	92290862	12524	192329	SH		Sole				192329
VANGUARD SMALL CAP ETF	CU	92290875	773	12275	SH		Sole				12275
SPDR S&P METALS & MNG ETF	CU	86330E64	307	5400	SH		Sole				5400
IPATH DJ-UBS COMMODITY TOTAL RETURN	CU	06738C77	9439	236799	SH		Sole				236799
POWERSHARES QQQ TR	CU	73935A10	1173	24347	SH		Sole				24347
SPDR S&P 500 ETF	CU	78462f10	83761	715906	SH		Sole				715906
SPDR DJ WILSHIRE INTL REAL EST	CU	78463X86	515	14680	SH		Sole				14680
SPDR INDEX SHS FDS S&P INTL SM	CU	78463X87	260	9712	SH		Sole				9712
SPDR DJ Wilshire REIT (ETF)	CU	78464A60	571	10615	SH		Sole				10615
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	2200	20252	SH		Sole				20252
MATERIALS SELECT SECTOR SPDR	CU	81369Y10	261	7700	SH		Sole				7700
ENERGY SELECT SECTOR SPDR	CU	81369Y50	235	4080	SH		Sole				4080